Condensed Financial Information of the Parent Company (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 25,057,905	$ 35,067,737	$ 10,088,922
Advances to suppliers	2,724,798	6,519,327
Advances to suppliers and other receivable - related parties	1,238,726	4,745,184
Loan receivable - related parties		43,773,878
Total current assets	169,174,457	109,965,050
Non-current assets:
Investment (deficits) in subsidiary and VIEs	6,333,850	806,055
Total assets	182,885,053	124,841,872
Current liabilities:
Accruals and other liabilities	9,800,696	5,199,481
Amount due to related parties	1,091,146	92,074
Total liabilities	36,847,590	33,563,419
Shareholders' equity:
Ordinary Shares ($0.00001 par value, authorized 3,000,000,000 shares; 1,091,569,209 shares issued as of December 31, 2018 and 2017; 981,569,209 shares outstanding as of December 31, 2018 and 2017)	10,916	10,916
Additional paid-in capital	141,011,552	145,580,710
Retained earnings (accumulated deficit)	563,487	(53,604,674)
Accumulated other comprehensive income (loss)	1,810,416	2,487,570
Total shareholders' equity	146,037,463	91,278,453	53,603,423	$ (82,050)
Total liabilities and shareholders' equity	182,885,053	124,841,872
Series B Preferred shares [Member]
Shareholders' equity:
Preferred stock value	294	294
Series C-1 Preferred shares [Member]
Shareholders' equity:
Preferred stock value	247	247
Parent [Member]
Current assets
Cash and cash equivalents	3,956,817	1,756,596	$ 2,105,796
Advances to suppliers	26,533	23,932
Advances to suppliers and other receivable - related parties	100,628,018	62,959,863
Loan receivable - related parties		39,281,806
Total current assets	104,611,368	104,022,197
Non-current assets:
Investment (deficits) in subsidiary and VIEs	27,092,036	(33,987,720)
Total assets	131,703,404	70,034,477
Current liabilities:
Accruals and other liabilities	982,501	285,261
Amount due to related parties	55,962	55,898
Total liabilities	1,038,463	341,159
Shareholders' equity:
Ordinary Shares ($0.00001 par value, authorized 3,000,000,000 shares; 1,091,569,209 shares issued as of December 31, 2018 and 2017; 981,569,209 shares outstanding as of December 31, 2018 and 2017)	10,916	10,916
Additional paid-in capital	123,226,418	122,659,469
Retained earnings (accumulated deficit)	7,378,786	(52,906,185)
Accumulated other comprehensive income (loss)	48,280	(71,423)
Total shareholders' equity	130,664,941	69,693,318
Total liabilities and shareholders' equity	131,703,404	70,034,477
Parent [Member] | Series B Preferred shares [Member]
Shareholders' equity:
Preferred stock value	294	294
Parent [Member] | Series C-1 Preferred shares [Member]
Shareholders' equity:
Preferred stock value	$ 247	$ 247